LEASES - Narrative (Details) $ in Millions	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024 USD ($) extension	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Lessor, Lease, Description [Line Items]
Lease payments for ground lease		$ 21	$ 21	$ 21
Minimum
Lessor, Lease, Description [Line Items]
Renewal term of lease yet to be commenced		1 year
Maximum
Lessor, Lease, Description [Line Items]
Renewal term of lease yet to be commenced		40 years
ATIS
Lessor, Lease, Description [Line Items]
Quarterly lease payments for ground lease		$ 5
Renewal term of lease yet to be commenced		50 years
Number of additional successive periods | extension		10
MAIT
Lessor, Lease, Description [Line Items]
Renewal term of lease yet to be commenced	25 years	25 years
Number of additional successive periods | extension		2
Additional successive term	24 years	24 years
Lease payments for ground lease		$ 4	$ 4	$ 4